UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA New Jersey Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New Jersey - 96.8%   $   7,220   ABN Amro Munitops Certificates Trust, New Jersey, GO, Refunding, Series 2004-17,
                                 2.31% due 7/15/2011 (d)(e)                                                           $     7,220

                                 Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (e):
                        23,890       (Harvest Village Senior Redevelopment Project), Series A, 3.25% due 7/01/2029         23,890
                        13,900       (Parkview Redevelopment Housing Project), AMT, 2.27% due 7/01/2026                    13,900

                         2,210   Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN,
                                 2.59% due 9/01/2026 (e)                                                                    2,210

                        19,970   Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 2.57% due
                                 2/15/2007 (e)                                                                             19,970

                         8,425   Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                                 Refunding Bonds, Series 2003-0041, Class A, 2.57% due 1/01/2030 (a)(e)                     8,425

                                 East Brunswick Township, New Jersey, BAN:
                         7,387       3% due 7/12/2005                                                                       7,390
                        20,000       3% due 1/06/2006                                                                      20,090

                         5,500   Ewing Township, New Jersey, TAN, 3.50% due 10/31/2005                                      5,513

                        44,680   Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 2.31% due
                                 12/01/2021 (d)(e)                                                                         44,680

                        35,000   Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential Purpose
                                 Pooled Government), VRDN, 2.48% due 7/15/2026 (e)                                         35,000

                         2,566   Leonia, New Jersey, GO, BAN, 3.85% due 7/07/2006                                           2,594

                         2,600   Marlboro Township, New Jersey, Municipal Utilities Authority, GO, 3.50% due
                                 12/08/2005                                                                                 2,615

                         1,980   Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc. Project),
                                 VRDN, 2.37% due 12/01/2018 (e)                                                             1,980


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
ARCS       Auction Rate Certificates
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA New Jersey Municipal Money Fund


Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New Jersey           $  12,800   Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2001-174,
(concluded)                      Class A, 2.53% due 2/26/2015 (e)                                                     $    12,800

                         8,410   New Brunswick, New Jersey, GO, BAN, 4% due 7/12/2006                                       8,516

                                 New Jersey EDA, CP:
                        15,000       2.45% due 7/11/2005                                                                   15,000
                        25,300       2.65% due 7/11/2005                                                                   25,300

                                 New Jersey EDA, EDR (e):
                         9,100       (Diocese of Metuchen), VRDN, 2.27% due 3/01/2026                                       9,100
                         7,800       (MZR Real Estate LP Project), VRDN, AMT, 2.67% due 12/01/2026                          7,800
                         3,920       (PB Tower & Metro Project), VRDN, AMT, Series A, 2.72% due 11/01/2026                  3,920
                         1,910       (PB Tower & Metro Project), VRDN, AMT, Series B, 2.72% due 11/01/2011                  1,910
                         7,720       (Wyckoff Family YMCA Inc. Project), 2.55% due 10/01/2023                               7,720

                                 New Jersey EDA, EDR, Refunding (e):
                        15,000       (Airis Newark LLC Project), ARCS, AMT, 2.50% due 1/01/2019 (a)                        15,000
                         8,340       (Foreign Trade Zone Project), VRDN, 2.52% due 12/01/2007                               8,340
                         4,400       (Jewish Community Foundation Metro West), VRDN, 2.62% due 12/01/2018                   4,400

                        39,000   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                                 VRDN, AMT, Series A, 2.57% due 6/01/2026 (a)(e)                                           39,000

                                 New Jersey EDA, Revenue Bonds (e):
                         2,330       (Accurate Box Co. Inc. Project), VRDN, AMT, 2.37% due 11/01/2009                       2,330
                         1,900       (The Arc of Somerset County Inc.), VRDN, 2.67% due 7/01/2020                           1,900
                         4,030       (Cozzoli Enterprises LLC Project), VRDN, AMT, 2.33% due 3/01/2022                      4,030
                         2,670       (Esarc, Inc. Project), VRDN, 2.67% due 4/01/2029                                       2,670
                         1,895       (Jewish Family Service), VRDN, 2.67% due 2/01/2022                                     1,895
                         8,065       MERLOTS, Series A-41, 2.31% due 6/15/2022 (b)                                          8,065
                        21,995       MERLOTS, VRDN, Series B-02, 2.31% due 6/15/2020 (d)                                   21,995
                         3,835       (Ocean County YMCA Inc. Project), VRDN, 2.67% due 9/01/2021                            3,835
                         5,000       (Presbyterian Homes), VRDN, Series B, 2.58% due 12/01/2032                             5,000
                         3,375       ROCS, Series II-R-203, 2.57% due 6/15/2021 (a)                                         3,375
                         6,750       ROCS, Series II-R-305, 2.33% due 6/15/2013 (b)                                         6,750
                         2,000       ROCS, Series II-R-311, 2.59% due 6/15/2012 (b)                                         2,000
                        10,645       ROCS, Series II-R-355, 2.31% due 3/01/2026 (c)                                        10,645
                         3,420       (Urban League Project), VRDN, 2.67% due 8/01/2019                                      3,420
                         2,945       (YMCA of Montclair Project), VRDN, 2.67% due 6/01/2022                                 2,945

                                 New Jersey EDA, Revenue Refunding Bonds (b)(e):
                        10,035       DRIVERS, Series 697, 2.56% due 6/15/2013                                              10,035
                         4,400       ROCS, Series II-R-331, 2.57% due 12/15/2015                                            4,400

                        10,000   New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN,
                                 AMT, 2.31% due 7/01/2030 (e)                                                              10,000

                         3,735   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New
                                 Jersey Inc. Project), VRDN, AMT, Series C, 2.53% due 11/01/2025 (a)(e)                     3,735

                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds, VRDN (e):
                         6,500       (Beth Israel Hospital Association), Series A-2, 2.54% due 7/01/2014                    6,500
                         6,545       FLOATS, Series 702, 2.58% due 7/01/2014 (d)                                            6,545
                        10,000       FLOATS, Series 943, 2.58% due 7/01/2024 (b)                                           10,000
                        24,200       (Meridian Health System), Series A, 2.46% due 7/01/2033                               24,200
                         5,800       (Meridian Hospitals Corp. Computer Program), Series A-1, 2.48% due 7/01/2011           5,800
                         3,000       (Wiley Mission Project), 2.54% due 7/01/2029                                           3,000

                         9,165   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Centenary College), VRDN, Series A, 2.28% due 10/01/2033 (e)                              9,165

                        14,930   New Jersey State Highway Authority, Garden State Parkway, General Revenue Refunding
                                 Bonds, PUTTERS, VRDN, Series 247, 2.56% due 1/01/2013 (b)(e)(f)                           14,930

                         5,750   New Jersey State Transit Corporation, COP, ROCS, Series 15, 0.99% due
                                 9/15/2009 (a)(e)(g)                                                                        5,750

                                 New Jersey State Transportation Trust Fund Authority Revenue Bonds (e):
                        33,700       FLOATS, VRDN, Series 775D, 2.57% due 12/15/2016                                       33,700
                         7,405       FLOATS, VRDN, Series 963-D, 2.56% due 6/15/2025 (b)                                    7,405
                         6,130       MERLOTS, Series A13, 2.31% due 6/15/2020 (d)                                           6,130
                        16,615       PUTTERS, Series 332, 2.56% due 12/15/2015 (a)                                         16,615
                         7,080       ROCS, Series II-R-4040, 2.57% due 6/15/2022 (c)                                        7,080

                                 New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS (c)(e):
                         3,845       Series 1102, 2.56% due 12/15/2017                                                      3,845
                         2,995       Series 1117, 2.30% due 12/15/2016                                                      2,995

                                 New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (c)(e):
                         5,000       Series C-1, 2.14% due 1/01/2024                                                        5,000
                        41,100       Series C-2, 2.14% due 1/01/2024                                                       41,100

                                 New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (e):
                        16,205       GO, ROCS, Series II-R-4032, 2.57% due 1/01/2021 (c)                                   16,205
                        32,100       VRDN, Series D, 2.25% due 1/01/2018 (b)                                               32,100

                         5,425   North Bergen Township, New Jersey, Municipal Utilities Authority, Sewer Revenue
                                 Subordinated Project Notes, 3.50% due 2/06/2006                                            5,459

                         3,328   North Plainfield, New Jersey, GO, BAN, 3.75% due 6/27/2006                                 3,362

                        20,000   Passaic County, New Jersey, GO, Refunding, BAN, 3.75% due 6/09/2006                       20,165

                         3,150   Passaic County, New Jersey, Utilities Authority, Solid Waste System, Revenue
                                 Refunding Bonds, Series A, 3.25% due 2/27/2006                                             3,165

                                 Port Authority of New York and New Jersey, CP (e):
                         5,070       2.45% due 7/08/2005                                                                    5,070
                        10,000       2.73% due 8/01/2005                                                                   10,000
                        14,590       2.43% due 8/11/2005                                                                   14,590

                                 Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN (e):
                        92,000       AMT, Series 1R, 2.50% due 8/01/2028                                                   92,000
                        28,800       AMT, Series 4, 2.42% due 4/01/2024                                                    28,800
                         1,000       Series 3, 2.29% due 6/01/2020                                                          1,000

                         7,300   Salem County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                                 Bonds (E.I. du Pont de Nemours), VRDN, 2.80% due 3/01/2012 (e)                             7,300

                        10,457   Stafford Township, New Jersey, GO, BAN, Series B, 2.75% due 7/15/2005                     10,462

                         5,960   University of Medicine and Dentistry, New Jersey, COP, ROCS, Series II-R-6510,
                                 2.57% due 6/15/2024 (d)(e)                                                                 5,960

                         3,600   West Deptford Township, New Jersey, TAN, 3.75% due 2/28/2006                               3,624

                        10,000   Woodbridge Township, New Jersey, GO, BAN, 3% due 7/08/2005                                10,003


Puerto Rico - 3.1%               Government Development Bank of Puerto Rico, CP:
                         8,715       2.90% due 7/01/2005                                                                    8,715
                        10,100       3.05% due 7/15/2005                                                                   10,100
                         5,644       3.05% due 7/19/2005                                                                    5,644

                         5,385   Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 2.28% due
                                 8/01/2027 (a)(e)                                                                           5,385

                                 Total Investments (Cost - $972,177*) - 99.9%                                             972,177
                                 Other Assets Less Liabilities - 0.1%                                                         868
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   973,045
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(f) Escrowed to maturity.

(g) Prerefunded.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005